Summary of Estimated Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2013 Ambrose Employer Group, LLC (Ambrose)	Dec. 31, 2013 SOI Holdings Inc	Oct. 24, 2012 SOI Holdings Inc
Business Acquisition [Line Items]
Restricted cash				$ 442		$ 700
WSE-related assets				57,366		122,135
Prepaid expenses and other current assets				893		600
Goodwill	288,857	288,857	195,966	98,918	159,500	164,616
Identifiable intangible assets				94,380		81,500
Property and equipment				1,358		8,941
Other noncurrent assets				878		464
WSE-related liabilities				(53,115)		(115,902)
Accrued corporate wages						(2,611)
Accounts payable and accrued liabilities				(5,646)
Deferred income taxes						(17,386)
Deferred rent				(126)
Current portion of notes payable and borrowings under capital leases						(579)
Other current liabilities						(3,841)
Other long term liabilities				(350)		(42,863)
Consideration transferred				$ 194,998		$ 195,774